Right-of-use assets and Lease liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases1 [Abstract]
Depreciation of right-of-use assets	$ 89	$ 83	$ 91
Total lease liabilities	509	497
Current lease liabilities	80	68
Non-current lease liabilities	$ 429	$ 429